Offerings - Offering: 1	Sep. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 120,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 17.71